Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T,
Class B, and Class C
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Industrials in the "Fund Management" section on page 30.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

AFOC-07-01 January 18, 2007
1.480125.157

Supplement to the
Fidelity Advisor
Focus Funds®
Institutional Class
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Industrials in the "Fund Management" section on page 29.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

AFOCI-07-01 January 18, 2007
1.479771.151